Statement Of Shareholders Equity And Other Comprehensive Income (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Series D Preferred Stock
Issuance of convertible preferred stock, price per share	$ 14.15
Issuance of convertible preferred stock, issuance costs	$ 115
Series 1 Preferred Stock
Issuance of convertible preferred stock, price per share	$ 14.15
Issuance of convertible preferred stock, issuance costs	$ 91